Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	PIONEER VARIABLE CONTRACTS TRUST /MA/
Central Index Key	0000930709
Amendment Flag	false
Document Creation Date	Apr. 30, 2013
Document Effective Date	May 01, 2013
Prospectus Date	May 01, 2013